Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Oil and Gas Proved Reserves (Detail) MMBbls in Millions, Bcf in Millions	12 Months Ended
Dec. 31, 2025 Bcf MMBbls
Crude oil and Condensates
Proved developed and undeveloped reserves:
Proved developed reserves | MMBbls	3,162.1
Proved undeveloped reserves | MMBbls	2,189.8
Total proved reserves | MMBbls	5,351.9
Dry Gas
Proved developed and undeveloped reserves:
Proved developed reserves | Bcf	7,054,000.0
Proved undeveloped reserves | Bcf	3,971,900.0
Total proved reserves | Bcf	11,025,900.0